Appendix 4 Additional Information Circular No. 715 of February 3, 2012 - Summary of Type of Portfolio (Detail) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade And Other Receivables [Line Items]
Trade receivables, gross	$ 194,823,475	$ 203,989,518
Trade and other non-current receivables	82,929,822	1,156,638
By Type of Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	197,724,077	205,542,774
Trade and other non-current receivables	81,617,823
By Type of Portfolio [Member] | Trade Receivables, Generation and Transmission [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross		205,542,774
By Type of Portfolio [Member] | Large Customers [Member] | Generation and Transmission [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	197,724,077	205,512,607
Trade and other non-current receivables	81,617,823
By Type of Portfolio [Member] | Others [Member] | Generation and Transmission [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross		30,167
By Type of Portfolio [Member] | On Demand [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	187,497,197	198,454,217
By Type of Portfolio [Member] | On Demand [Member] | Trade Receivables, Generation and Transmission [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross		198,454,217
By Type of Portfolio [Member] | On Demand [Member] | Large Customers [Member] | Generation and Transmission [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	187,497,197	198,424,050
By Type of Portfolio [Member] | On Demand [Member] | Others [Member] | Generation and Transmission [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross		30,167
By Type of Portfolio [Member] | 1-30 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	2,635,343	671,037
By Type of Portfolio [Member] | 1-30 days [Member] | Trade Receivables, Generation and Transmission [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross		671,037
By Type of Portfolio [Member] | 1-30 days [Member] | Large Customers [Member] | Generation and Transmission [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	2,635,343	671,037
By Type of Portfolio [Member] | 31-60 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	14,257	248,135
By Type of Portfolio [Member] | 31-60 days [Member] | Trade Receivables, Generation and Transmission [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross		248,135
By Type of Portfolio [Member] | 31-60 days [Member] | Large Customers [Member] | Generation and Transmission [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	14,257	248,135
By Type of Portfolio [Member] | 61-90 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	549,934	140,571
By Type of Portfolio [Member] | 61-90 days [Member] | Trade Receivables, Generation and Transmission [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross		140,571
By Type of Portfolio [Member] | 61-90 days [Member] | Large Customers [Member] | Generation and Transmission [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	549,934	140,571
By Type of Portfolio [Member] | 91-120 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	290,383	224
By Type of Portfolio [Member] | 91-120 days [Member] | Trade Receivables, Generation and Transmission [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross		224
By Type of Portfolio [Member] | 91-120 days [Member] | Large Customers [Member] | Generation and Transmission [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	290,383	224
By Type of Portfolio [Member] | 121-150 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	13,672	7,274
By Type of Portfolio [Member] | 121-150 days [Member] | Trade Receivables, Generation and Transmission [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross		7,274
By Type of Portfolio [Member] | 121-150 days [Member] | Large Customers [Member] | Generation and Transmission [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	13,672	7,274
By Type of Portfolio [Member] | 151-180 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	512,146	39,001
By Type of Portfolio [Member] | 151-180 days [Member] | Trade Receivables, Generation and Transmission [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross		39,001
By Type of Portfolio [Member] | 151-180 days [Member] | Large Customers [Member] | Generation and Transmission [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	512,146	39,001
By Type of Portfolio [Member] | 181-210 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	25,744	43,681
By Type of Portfolio [Member] | 181-210 days [Member] | Trade Receivables, Generation and Transmission [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross		43,681
By Type of Portfolio [Member] | 181-210 days [Member] | Large Customers [Member] | Generation and Transmission [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	25,744	43,681
By Type of Portfolio [Member] | 211-250 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	484,408	56,046
By Type of Portfolio [Member] | 211-250 days [Member] | Trade Receivables, Generation and Transmission [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross		56,046
By Type of Portfolio [Member] | 211-250 days [Member] | Large Customers [Member] | Generation and Transmission [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	484,408	56,046
By Type of Portfolio [Member] | More than 251 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	5,700,993	5,882,588
By Type of Portfolio [Member] | More than 251 days [Member] | Trade Receivables, Generation and Transmission [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross		5,882,588
By Type of Portfolio [Member] | More than 251 days [Member] | Large Customers [Member] | Generation and Transmission [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	5,700,993	$ 5,882,588
Non-Renegotiated Portfolio | By Type of Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	197,724,077
Trade and other non-current receivables	81,617,823
Non-Renegotiated Portfolio | By Type of Portfolio [Member] | On Demand [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	187,497,197
Non-Renegotiated Portfolio | By Type of Portfolio [Member] | 1-30 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	2,635,343
Non-Renegotiated Portfolio | By Type of Portfolio [Member] | 31-60 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	14,257
Non-Renegotiated Portfolio | By Type of Portfolio [Member] | 61-90 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	549,934
Non-Renegotiated Portfolio | By Type of Portfolio [Member] | 91-120 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	290,383
Non-Renegotiated Portfolio | By Type of Portfolio [Member] | 121-150 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	13,672
Non-Renegotiated Portfolio | By Type of Portfolio [Member] | 151-180 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	512,146
Non-Renegotiated Portfolio | By Type of Portfolio [Member] | 181-210 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	25,744
Non-Renegotiated Portfolio | By Type of Portfolio [Member] | 211-250 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	484,408
Non-Renegotiated Portfolio | By Type of Portfolio [Member] | More than 251 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	$ 5,700,993